NOTE 10 - Loans	12 Months Ended
Dec. 31, 2025
Notes
NOTE 10 - Loans:

NOTE 10 - Loans:

A.Short-term loans:

For the years ending December 31, 2025, and 2024, the Company borrowed from private investors $5,094 under the following terms:

1)The Company will pay a 16% annual interest rate, with equal payments to be made monthly against both principal and interest.

2)The Company will pay a 20% annual interest rate with a payment of both principal and interest at the end of the loan term.

Any loan amount will have a term of 12 months from the date the funds are received.

See note 17 for further information regarding related parties transactions involved in these loans.

A summary of movements of principal and interest during the years ended December 31, 2025, and 2024, is as follows:

	16%	20%	Total
Balance as of January 1, 2024	-	-	-
Proceeds from drawing loans	1,510	1,907	3,417
Accrued interest recognized in Profit or loss	26	34	60
Repayment of principal and interest	(103)	-	(103)
Balance as of December 31, 2024	1,433	1,941	3,374
Proceeds from drawing loans	1,040	637	1,677
Accrued interest recognized in Profit or loss	223	449	672
Repayment of principal and interest	(2,603)	(2,454)	(5,057)
Debt redemption upon issuance of convertible loan facility (*)	-	(573)	(573)
Balance as of December 31, 2025	93	-	93

The outstanding balance is presented as short-term loan.

(*) On September 19, 2025, an existing lender redeemed their principal and accrued interest upon issuance of convertible loan facility (Note 10D).

B.Unconverted portion of Convertible loan A:

On maturity date of Convertible loan A (Note 14a) an amount of $521 of unconverted portion of Principal Loan Amount and any interest accrued up to the maturity date is due for immediate payment. The Company accrue interest of 9% per annum over the due amount from the maturity date up to the date it will fully repay.

	Unconverted Principal Loan Amount and interest	Interest up to fully repay	Total
Balance as of January 1, 2024	-	-	-
Reclassification of unconverted portion of Principal Loan Amount and interest	521	-	521
Accrued interest recognized in Profit or loss	-	10	10
Balance as of December 31, 2024	521	10	531
Accrued interest recognized in Profit or loss	-	41	41
Repayment of principal and interest	(521)	(51)	(572)
Balance as of December 31, 2025	-	-	-

C.Returning investor notes:

For the year ended December 31, 2025, the Company received $3,925 as part of new loan facilities, available for lenders who participated in convertible loan B (Note 14b).

On April 11, 2025, the Company announced the first closing date of the offer and issued notes for an aggregate amount of $3,848.

On June 3, 2025, the Company announced the second closing date of the offer and issued notes for an aggregate amount of $77.

The loans bear interest at a rate of 5%, 10% and 12% per annum, paid on a quarterly or annually basis. The term of the loans is 24 months from the closing dates.

Any accrued interest for the period between proceeds of the loans and issuance of the notes will be added to the principal amount of the notes as incremental principal.

As additional compensation, the Company extended 503,033 Early Conversion Warrants, 257,143 Major Investor Warrants and 64,986 warrants that were accounted as shared based compensation held by the lenders for additional 24 months (Notes 12f, 10g and 13s).

The Company accounted for these transactions in accordance with the treatment of an issuance of freestanding instruments issued together. Firstly, the Company measured the value of the liability loan component (principal and interest), at fair value. Secondly, the remainder of the transaction price was allocated to the hybrid instrument as an equity component which represents the value of the warrant extension for 24 months.

The initial adjustments to the fair value of the liability component were accounted for as discount debt to the notes and as an equity reserve. The discount debt is amortized to profit and loss on straight line basis over the contractual life of the notes to reflect its fair value at each reporting period.

	5%	10%	12%	Total
Balance as of December 31, 2024	-	-	-	-
Proceeds from drawing loans	500	2,038	1,387	3,925
Accrued interest recognized as incremental principal	2	2	18	22
Repayment of principal and interest	-	(144)	-	(144)
Recognition of debt discount	(37)	(331)	(181)	(549)
Amortization of debt discount	37	144	124	305
Accrued interest recognized in Profit or loss	11	144	103	258
Debt redemption upon exercising of Early conversion warrants (*)	(513)	(185)	(699)	(1,397)
Balance as of December 31, 2025	-	1,668	752	2,420

The outstanding balance is presented as long-term loan.

(*) On September 19, 2025, lenders redeemed some or all of their outstanding loan balance by cash-less exercising of warrants. 198,738 Early conversion warrants, 5,230 warrants issued on June 28, 2024, and 10,948 warrants that were accounted as shared based compensation, were exercised as part of the cash-less transactions (Notes 12f, 12i, 13s and 13t).

D.Convertible loan facility:

For the year ended December 31, 2025, the Company received $6,800 as part of a new convertible loan facility. In addition, existing lenders under the Short-term loans redeemed their outstanding loan balance of $573 by entering to the convertible loan facility (Note 10A), as well as pre-funded $200 entered to the convertible loan facility.

The convertible loan facility will bear interest at a rate of 8% per annum, paid on an annual basis. The term of the convertible loan is 36 months from the closing date (the “Maturity Date”). The lender may, at any time following 12 months from the closing date (the “First Anniversary”), prior to the Maturity Date, elect to convert any unconverted portion of the principal amount together with the accrued interest into common shares at the Conversion Price (as defined below).

The conversion price is the price per share (the “Conversion Price”) that is equal to Closing Market Average (as defined below) of the Company’s common shares on the date of conversion less a discount of 20% but in any event not less than the Closing Market Price on the date of issuance (the “Floor Price”) and not higher than three times the Floor Price if converted after the First Anniversary and before 24 months following the closing date (the “Second Anniversary”) and five times the Floor Price if converted after the Second Anniversary.

The closing market average is the average of the published closing price (the “Closing Market Average“) of the common shares of the Company for the 20 days prior to conversion.

Any accrued interest for the period between proceeds of the funds and issuance of the convertible notes will be added to the principal amount of the convertible notes as incremental principal.

In case of an equity offering of not less than $1,000 is made by the Company (the "Equity Offering") after the Closing Date, the holder will have the option to convert the entire principal amount and any interest accrued up to and including the closing date of the Equity Offering into common shares at the same price as the Equity Offering.

On September 19, 2025, the Company announced the first closing of $7,452 convertible loans.

On September 29, 2025, the Company announced the second closing of $151 convertible loans.

As of December 31, 2025, $56 out of the total amount received was not issued and remain open.

On each closing date, the Company offered the convertible loan holders the opportunity to convert any unconverted portion of the principal amount together with the accrued interest into common shares at a conversion price of $6.50.

On September 19, 2025, the Company issued 1,146,474 common shares as a result of the conversion of $7,452 at a conversion price of $6.5.

On September 29, 2025, the Company issued 23,284 common shares as a result of the conversion of $151 at a conversion price of $6.5.

The Company recorded finder’s fees of $503 in connection with the transactions.

Balance as of December 31, 2024	-
Proceeds from drawing loans	6,800
Accrued interest recognized as incremental principal	86
Debt redemption upon issuance of convertible loan facility (Note 10A)	573
Pre-funded proceed entering as convertible notes	200
Conversion of convertible notes into common shares	(7,603)
Balance as of December 31, 2025	56

The outstanding balance is presented as short-term loan.